ACQUISITIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Business Combinations [Abstract]
ACQUISITIONS

On March 25, 2015, the Company acquired Streamline Inc. pursuant to an Agreement and Plan of Merger dated March 9, 2015. As a result of this transaction, Streamline, Inc. is now a wholly owned subsidiary of the Company. Under the terms of the Agreement and Plan of Merger, the Company paid $1,397,466 cash and 1,875,000 shares of common stock. The Company incurred approximately $344,000 in acquisition related legal fees.

Per the approved Agreement and Plan of Merger with Streamline, the Company was to issue an aggregate of 1,875,000 shares of MedoveX common stock upon receipt of a transmittal letter from each Streamline shareholder. As of March 31, 2016, the Company had received transmittal letters from Streamline shareholders representing 1,673,377 shares of MedoveX common stock. While the assumption is the remaining shareholders will return a letter, the agreement is structured such that if a shareholder does not return a letter, no shares are issued. Additionally, 200,000 shares of MedoveX common stock are being held in escrow until September 25, 2016 to secure Streamline’s indemnification obligations under the Merger Agreement.  The terms of the Merger Agreement also require a commitment by MedoveX to supply a minimum of $750,000 in working capital to the Streamline subsidiary, to fund the operations and product development of the Company as needed. Of the $750,000 working capital commitment, approximately $129,000 and $11,000, has been funded for the three month periods ended March 31, 2016 and 2015, respectively. Of the $750,000 working capital commitment, approximately $641,000 has been funded through March 31, 2016.

The closing price of the common stock on March 25, 2015 was $4.50 per share. Based on this price and cash consideration, the acquisition of Streamline was valued at $9,834,966.

The following is a summary of the allocation of the fair value of Streamline.

Assets acquired
Cash	$245,174
Inventory	1,878
Other assets	165
Developed technology	3,000,000
Trademark	700,000
Goodwill	6,455,645

Total assets acquired	10,402,862

Liabilities assumed
Accounts payable	301,940
Accrued liabilities	6,018
Notes Payable	259,938

Total	567,896

Net assets acquired	$9,834,966

On March 25, 2015, the Company acquired Streamline Inc. pursuant to an Agreement and Plan of Merger dated March 9, 2015. As a result of this transaction, Streamline, Inc. is now a wholly owned subsidiary of the Company. Under the terms of the Agreement and Plan of Merger, the Company paid $1,397,466 cash and 1,875,000 shares of common stock. The Company incurred approximately $344,000 in acquisition related legal fees.

Per the approved Agreement and Plan of Merger with Streamline, the Company was to issue an aggregate of 1,875,000 shares of Medovex common stock upon receipt of a transmittal letter from each Streamline shareholder. As of December 31, 2015, the Company had received transmittal letters and issued shares for Streamline shareholders representing 1,667,028 shares of Medovex common stock. While the assumption is the remaining shareholders will return a letter, the agreement states that if a shareholder does not return a letter, no shares are issued. Additionally, 200,000 shares of Medovex common stock are being held in escrow until September 25, 2016 to secure Streamline’s indemnification obligations under the Merger Agreement.  The terms of the Merger Agreement also require a commitment by Medovex to supply a minimum of $750,000 in working capital to the Streamline subsidiary, to fund the operations and product development of Streamline as needed. Of the $750,000 working capital commitment, approximately $521,000 has been funded during the year ended December 31, 2015. The closing price of the common stock on March 25, 2015 was $4.50 per share. Based on this price and cash consideration, the acquisition of Streamline was valued at $9,834,966.

The following is a summary of the allocation of the fair value of Streamline.

Assets acquired
Cash	$ 245,174
Inventory	1,878
Other assets	165
Developed technology	3,000,000
Trademark	700,000
Goodwill	6,455,645

Total assets acquired	10,402,862

Liabilities assumed
Accounts payable	301,940
Accrued liabilities	6,018
Notes Payable	259,938

Total	567,896

Net assets acquired	$ 9,834,966

The results of operations of Streamline are included in the consolidated statements of operations beginning from the acquisition date. The following unaudited condensed pro forma financial information presents the results of operations as if the acquisition had taken place on January 1, 2014.

The unaudited condensed pro forma financial information was prepared for comparative purposes only and is not necessarily indicative of what would have occurred had the acquisition been made at that time or of results which may occur in the future.

	For the year ended December 31, 2015	For the year ended December 31, 2014
Pro Forma Revenues	$ 33,045	$ 19,250
Pro Forma Net Loss	$ (6,896,189)	$ (3,818,501)

Loss per Share	$ (0.63)	$ (0.39)